Impairment of goodwill and intangible assets (Details) - GBP (£)	3 Months Ended			6 Months Ended
	Jul. 31, 2018	Jul. 31, 2017		Jul. 31, 2018	Jul. 31, 2017	[2],[3]
Disclosure of impairment loss recognised or reversed [line items]
Impairment of goodwill and intangible assets	£ 3,986,000	£ 0	[1]	£ 3,986,000	£ 0
MuOx Limited
Disclosure of impairment loss recognised or reversed [line items]
Impairment of goodwill and intangible assets	4,000,000	£ 0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	3,300,000
Impairment loss recognised in profit or loss, goodwill	£ 700,000
Discount rate used in measurement of fair value of intangible assets	18.00%			18.00%

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’